Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

December 31, 2019

FR1-QTLY-0220
1.811346.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.2%
	Principal Amount	Value
Aerospace - 1.7%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.19% 6/19/26(a)(b)(c)	$872,813	$860,445
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 5/30/25 (a)(b)(c)	2,947,500	2,953,867
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 6/9/23 (a)(b)(c)	13,513,336	13,549,957
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 8/22/24 (a)(b)(c)	6,113,960	6,128,389
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.3% 11/30/20 (a)(b)(c)	446,667	445,550
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3% 2/28/21 (a)(b)(c)	3,145,000	3,135,817
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6794% 4/30/25 (a)(b)(c)	4,992,845	4,949,157
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.68% 4/30/26 (a)(b)(c)	1,000,000	983,130

TOTAL AEROSPACE		33,006,312

Air Transportation - 0.7%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(b)(c)	3,947,484	3,971,524
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(b)(c)	2,122,303	2,135,228
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7176% 12/11/26(a)(b)(c)	4,605,000	4,642,024
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 10/5/24 (a)(b)(c)	3,430,153	3,419,451

TOTAL AIR TRANSPORTATION		14,168,227

Automotive & Auto Parts - 0.9%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.55% 6/30/23 (a)(b)(c)	4,953,902	4,979,712
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 6/29/26(a)(b)(c)	2,425,000	2,443,188
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 11/27/20 (a)(b)(c)	6,358,930	5,309,707
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 11/27/21 (a)(b)(c)	2,641,000	1,564,793
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 3/31/24 (a)(b)(c)	188,371	188,371
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2994% 4/18/23 (a)(b)(c)	3,081,288	3,096,695

TOTAL AUTOMOTIVE & AUTO PARTS		17,582,466

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (a)(b)(c)	6,716,250	6,742,511
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/27/26 (a)(b)(c)	4,466,250	4,474,647
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 7/1/26 (a)(b)(c)	2,708,873	2,725,803

TOTAL BANKS & THRIFTS		13,942,961

Broadcasting - 2.4%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/15/25 (a)(b)(c)	6,554,098	6,590,997
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/31/26 (a)(b)(c)	872,813	880,956
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.03% 8/24/26 (a)(b)(c)	12,653,288	12,626,969
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.3048% 11/17/24 (a)(b)(c)	3,471,497	3,493,194
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6911% 5/1/26 (a)(b)(c)	2,028,961	2,043,326
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 12/18/24 (a)(b)(c)	3,880,173	3,891,503
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/19/25 (a)(b)(c)	1,336,500	1,310,331
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 10/19/26 (a)(b)(c)	1,500,000	1,346,250
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4516% 9/19/26 (a)(b)(c)	7,310,000	7,344,065
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.24% 9/30/26 (a)(b)(c)	3,541,125	3,549,978
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3047% 8/24/24 (a)(b)(c)	5,308,912	5,307,797

TOTAL BROADCASTING		48,385,366

Building Materials - 1.1%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2994% 2/15/24 (a)(b)(c)(d)	2,085,156	2,069,518
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 10/1/26 (a)(b)(c)	5,000,000	5,035,400
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 6/1/25 (a)(b)(c)	2,729,773	2,732,339
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.95% 1/4/27(a)(b)(c)	2,953,859	2,961,244
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 10/17/23 (a)(b)(c)	1,481,250	1,489,752
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (a)(b)(c)	3,234,063	2,904,188
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 5/21/26 (a)(b)(c)(d)	4,419,854	4,436,428

TOTAL BUILDING MATERIALS		21,628,869

Cable/Satellite TV - 3.1%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.55% 5/1/24 (a)(b)(c)	1,238,250	1,242,893
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.55% 2/1/27 (a)(b)(c)	23,935,616	24,070,374
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.2398% 4/15/27 (a)(b)(c)	9,625,000	9,657,051
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 1/15/26 (a)(b)(c)	1,985,000	1,985,000
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7398% 10/22/26 (a)(b)(c)	3,750,000	3,792,188
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.63% 1/15/25 (a)(b)(c)	1,060,588	1,064,893
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 7/17/25 (a)(b)(c)	4,827,527	4,830,230
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.2398% 1/31/28 (a)(b)(c)	4,000,000	4,022,520
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0299% 8/19/23 (a)(b)(c)	11,742,249	11,644,436

TOTAL CABLE/SATELLITE TV		62,309,585

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/13/25 (a)(b)(c)	1,771,582	1,773,354
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 10/1/25 (a)(b)(c)	3,192,575	3,199,215
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0494% 11/15/26 (a)(b)(c)	645,000	631,158
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/15/25 (a)(b)(c)	2,113,650	2,088,286
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/15/26 (a)(b)(c)	1,366,667	1,373,500
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 9/19/26 (a)(b)(c)	1,750,000	1,747,813

TOTAL CAPITAL GOODS		10,813,326

Chemicals - 1.8%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 11/18/23 (a)(b)(c)	604,351	577,155
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 11/18/23 (a)(b)(c)	464,771	443,857
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 1/31/26 (a)(b)(c)	2,796,803	2,808,158
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 7/1/26 (a)(b)(c)	1,890,500	1,897,589
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (a)(b)(c)	6,451,250	6,481,700
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.5625% 10/11/24 (a)(b)(c)	5,361,285	5,378,066
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9601% 10/1/25 (a)(b)(c)	9,346,941	9,339,183
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.55% 4/3/25 (a)(b)(c)	2,492,946	2,430,622
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/6/24 (a)(b)(c)	1,955,000	1,955,821
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6095% 9/22/24 (a)(b)(c)	2,740,137	2,743,563
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (a)(b)(c)	751,270	753,524
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (a)(b)(c)	1,287,892	1,291,756

TOTAL CHEMICALS		36,100,994

Consumer Products - 1.5%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 6/11/26 (a)(b)(c)	1,458,370	1,461,112
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2279% 6/11/26 (a)(b)(c)(e)	287,883	288,425
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.03% 7/3/20 (a)(b)(c)	2,166,183	2,092,533
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (b)(c)(f)	3,375,000	3,391,875
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1911% 4/30/25 (a)(b)(c)	4,443,750	3,941,962
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7398% 6/15/25 (a)(b)(c)	1,812,400	1,051,192
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1477% 12/12/26 (a)(b)(c)	10,000,000	10,093,800
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (a)(b)(c)	7,340,333	7,349,509

TOTAL CONSUMER PRODUCTS		29,670,408

Containers - 2.0%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7211% 11/7/25 (a)(b)(c)	7,200,238	7,135,940
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7151% 10/1/22 (a)(b)(c)	5,099,973	5,114,100
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.2151% 7/1/26 (a)(b)(c)	7,338,125	7,350,380
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2343% 4/3/24 (a)(b)(c)	1,462,500	1,456,109
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5146% 12/18/26 (a)(b)(c)	1,250,000	1,250,000
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/16/24 (a)(b)(c)	1,184,050	1,189,970
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/16/24 (a)(b)(c)	1,321,125	1,314,519
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 5/22/24 (a)(b)(c)	1,959,948	1,961,574
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 7/31/26 (a)(b)(c)	1,750,000	1,749,458
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 2/5/23 (a)(b)(c)	9,073,473	9,094,796
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.408% 3/26/26 (a)(b)(c)	1,596,000	1,600,788

TOTAL CONTAINERS		39,217,634

Diversified Financial Services - 2.8%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 4/4/24 (a)(b)(c)	2,890,224	2,903,779
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 7/12/24 (a)(b)(c)	3,987,258	4,009,706
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/22/24 (a)(b)(c)	994,374	996,611
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5146% 1/15/25 (a)(b)(c)	4,838,706	4,866,916
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4861% 10/15/26 (a)(b)(c)	3,000,000	2,992,500
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (a)(b)(c)	3,461,041	3,058,695
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.55% 4/27/24 (a)(b)(c)	1,684,542	1,686,648
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/6/23 (a)(b)(c)	2,577,400	2,585,983
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 12/27/22 (a)(b)(c)	1,925,556	1,934,471
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.65% 8/9/25 (a)(b)(c)	5,350,872	5,357,561
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/30/22 (a)(b)(c)	1,400,000	1,404,158
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 7/3/24 (a)(b)(c)	1,622,020	1,631,866
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 3/1/25 (a)(b)(c)	4,953,792	4,964,096
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3% 7/3/24 (a)(b)(c)	1,217,069	1,221,633
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 6/30/24 (a)(b)(c)	1,767,247	1,767,247
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 12/5/20 (a)(b)(c)	2,585,989	2,564,008
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 9/29/24 (a)(b)(c)	1,336,402	1,327,488
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 11/13/26 (a)(b)(c)	8,800,417	8,830,426
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 4/29/26 (a)(b)(c)	1,626,594	1,636,077

TOTAL DIVERSIFIED FINANCIAL SERVICES		55,739,869

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5625% 3/16/25 (a)(b)(c)	2,694,494	2,705,434
Energy - 5.7%
Apro LLC Tranche B, term loan:
1 month U.S. LIBOR + 4.000% 5.8419% 11/14/26 (a)(b)(c)	1,555,556	1,565,278
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(e)	444,444	447,222
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 11/3/25 (a)(b)(c)	4,975,000	4,577,000
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/24/24 (a)(b)(c)	7,088,389	6,521,318
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7851% 5/21/25 (a)(b)(c)	2,743,225	2,334,018
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8% 11/14/24(a)(b)(c)	2,500,000	2,481,250
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1798% 12/31/21 (a)(b)(c)	13,000,000	9,641,710
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5548% 12/31/22 (a)(b)(c)	12,520,000	11,158,450
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (a)(b)(c)	3,375,000	3,470,614
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 8/1/23 (a)(b)(c)	2,279,288	2,318,218
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (a)(b)(c)	8,684,375	8,706,086
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 7/29/21 (a)(b)(c)	7,956,011	7,970,969
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (a)(b)(c)	7,880,000	7,722,400
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 3/31/25 (a)(b)(c)	2,124,108	2,117,035
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (a)(b)(c)	739,117	702,161
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (a)(b)(c)	1,439,309	1,431,220
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (a)(b)(c)	5,000,000	4,787,500
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3% 1/31/24 (a)(b)(c)	3,616,031	3,589,670
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7994% 3/1/24 (a)(b)(c)	8,225,000	3,125,500
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9949% 7/18/25 (a)(b)(c)	9,998,015	9,310,651
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0437% 8/25/23 (a)(b)(c)	3,957,565	3,086,901
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/22/26 (a)(b)(c)	4,726,250	4,664,242
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5547% 10/15/26 (a)(b)(c)	625,000	628,125
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/30/24 (a)(b)(c)	2,403,235	2,373,194
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (a)(b)(c)	4,133,250	4,148,750
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.05% 12/9/21 (a)(b)(c)	3,290,328	3,158,715

TOTAL ENERGY		112,038,197

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8% 4/22/26 (a)(b)(c)	3,970,000	3,997,631
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/8/22 (a)(b)(c)	4,562,319	4,327,359
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 7/8/23 (a)(b)(c)	760,000	625,100
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 1/23/25 (a)(b)(c)	2,427,966	2,435,565

TOTAL ENTERTAINMENT/FILM		11,385,655

Environmental - 0.2%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/10/26 (a)(b)(c)	995,000	996,990
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/8/26 (a)(b)(c)	1,305,138	1,296,980
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 12/20/24 (a)(b)(c)	1,232,950	1,237,573

TOTAL ENVIRONMENTAL		3,531,543

Food & Drug Retail - 2.3%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 12/6/24 (a)(b)(c)	2,863,222	2,820,274
Albertson's LLC Tranche B7 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 11/17/25 (a)(b)(c)	449,416	453,088
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 10/10/24 (a)(b)(c)	3,000,000	3,028,140
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.8785% 5/31/24 (a)(b)(c)	13,790,000	12,686,800
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2398% 10/22/25 (a)(b)(c)	1,541,044	1,559,028
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7994% 5/1/26 (a)(b)(c)	8,932,500	8,984,576
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4271% 11/20/25 (a)(b)(c)	1,729,000	1,296,750
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 11/25/20 (a)(b)(c)	107,244	106,105
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.1744% 11/25/22 (a)(b)(c)	12,858,008	12,616,921
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 3/27/23 (a)(b)(c)	2,676,924	2,697,429

TOTAL FOOD & DRUG RETAIL		46,249,111

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4856% 10/1/26 (a)(b)(c)	410,000	401,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4856% 10/1/25 (a)(b)(c)	1,188,000	1,191,956
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7342% 7/7/24 (a)(b)(c)	1,920,000	1,932,000
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/7/23 (a)(b)(c)	8,147,580	8,145,543
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25(a)(b)(c)	1,419,713	1,411,734
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/20/25 (a)(b)(c)	1,243,750	1,181,563
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 6/20/26 (a)(b)(c)	4,228,750	4,255,180
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/30/22 (a)(b)(c)	4,441,187	4,391,223
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 3/31/22 (a)(b)(c)	3,649,287	3,644,726
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/13/26 (a)(b)(c)	4,613,438	4,629,308
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 6/27/23 (a)(b)(c)	2,867,712	2,875,484
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 1/16/26 (a)(b)(c)(d)	1,329,950	1,333,275

TOTAL FOOD/BEVERAGE/TOBACCO		35,393,792

Gaming - 5.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 7/1/23 (a)(b)(c)	1,855,549	1,775,148
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/15/24 (a)(b)(c)	2,236,289	2,241,880
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7159% 10/19/24 (a)(b)(c)	5,080,371	5,099,422
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8525% 9/15/23 (a)(b)(c)	1,886,202	1,897,463
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 12/22/24 (a)(b)(c)	23,651,766	23,676,363
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/18/24 (a)(b)(c)	5,379,945	5,398,398
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0471% 4/17/24 (a)(b)(c)	1,759,384	1,757,730
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4462% 3/15/24 (a)(b)(c)	4,011,044	4,028,612
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 3/13/25 (a)(b)(c)	2,889,660	2,873,998
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8% 10/20/24 (a)(b)(c)	8,663,123	8,684,781
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6923% 10/4/23 (a)(b)(c)	13,596,638	13,630,630
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 10/14/23 (a)(b)(c)	2,361,796	2,272,379
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2994% 5/29/26 (a)(b)(c)	2,616,006	2,631,257
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 10/15/25 (a)(b)(c)	3,614,246	3,625,523
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 7.7994% 12/3/24 (a)(b)(c)	7,750,000	7,823,625
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.585% 8/14/24 (a)(b)(c)	1,954,440	1,957,703
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 7/10/25 (a)(b)(c)	12,023,456	12,118,201
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3% 6/8/23 (a)(b)(c)	9,103,844	9,138,348

TOTAL GAMING		110,631,461

Healthcare - 4.4%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/11/26 (a)(b)(c)	5,555,000	5,610,550
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 6/22/24 (a)(b)(c)	4,200,184	3,976,693
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/9/26 (a)(b)(c)	1,985,000	1,990,578
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/13/25 (a)(b)(c)	10,807,913	10,859,250
Tranche B13, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 3/18/26 (a)(b)(c)	2,773,755	2,787,236
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 8/31/26 (a)(b)(c)	1,672,206	1,669,597
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0494% 8/30/27 (a)(b)(c)	1,310,000	1,296,900
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.633% 8/31/26 (a)(b)(c)(e)	418,380	417,727
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 6/7/23 (a)(b)(c)	2,023,916	1,992,464
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3064% 6/30/25 (a)(b)(c)	4,442,405	4,385,942
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 9/27/24 (a)(b)(c)	906,907	888,442
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3043% 11/16/25 (a)(b)(c)	6,945,013	6,995,364
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 8/31/24 (a)(b)(c)	1,119,275	1,112,749
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0494% 3/8/26 (a)(b)(c)	1,861,423	1,861,423
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 6/23/24 (a)(b)(c)	4,085,390	4,070,070
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8125% 6/13/26 (a)(b)(c)	7,730,625	7,653,319
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 11/20/26 (a)(b)(c)	1,750,000	1,758,750
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.4898% 11/27/25 (a)(b)(c)	4,250,000	4,269,678
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7398% 6/1/25 (a)(b)(c)	5,263,000	5,289,315
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 5/6/26 (a)(b)(c)	961,718	964,420
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (a)(b)(c)	13,895,000	13,947,106
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 12/1/24 (a)(b)(c)	3,667,594	3,669,905

TOTAL HEALTHCARE		87,467,478

Homebuilders/Real Estate - 1.6%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 8/21/25 (a)(b)(c)	9,381,250	9,384,158
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/7/25 (a)(b)(c)	1,710,219	1,717,162
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 1/30/24 (a)(b)(c)	4,512,428	4,131,127
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 1/30/24 (a)(b)(c)	254,508	233,002
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 3/23/25 (a)(b)(c)	3,073,568	3,083,803
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7851% 12/22/24 (a)(b)(c)	12,500,682	12,552,310

TOTAL HOMEBUILDERS/REAL ESTATE		31,101,562

Hotels - 1.6%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.542% 2/1/26 (a)(b)(c)	3,256,788	3,281,214
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/18/26 (a)(b)(c)	1,506,922	1,518,767
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 11/30/23 (a)(b)(c)	7,002,820	7,047,498
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.542% 6/21/26 (a)(b)(c)	2,792,849	2,810,304
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 8/29/25 (a)(b)(c)	3,850,900	3,870,155
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (a)(b)(c)	5,521,163	5,145,723
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (a)(b)(c)	2,250,000	1,878,750
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 5/30/25 (a)(b)(c)	5,939,813	5,966,304

TOTAL HOTELS		31,518,715

Insurance - 4.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 11/22/23 (a)(b)(c)	3,941,533	3,946,460
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/10/25 (a)(b)(c)	7,751,801	7,747,460
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9898% 5/9/25 (a)(b)(c)	995,000	995,746
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5327% 1/25/24 (a)(b)(c)	5,272,423	5,309,330
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/3/23 (a)(b)(c)	6,119,257	6,150,955
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/3/24 (a)(b)(c)	6,895,000	6,930,716
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.7994% 8/4/22 (a)(b)(c)	10,007,690	10,059,830
3 month U.S. LIBOR + 6.500% 8.2994% 8/4/25 (a)(b)(c)	14,390,000	14,555,485
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6895% 4/25/25 (a)(b)(c)	11,832,207	11,816,589
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (a)(b)(c)	4,250,000	4,289,015
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 11/20/26 (a)(b)(c)	500,000	502,710
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (a)(b)(c)	9,943,169	9,933,226

TOTAL INSURANCE		82,237,522

Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 7/31/24 (a)(b)(c)	3,887,983	3,917,143
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2356% 1/4/26 (a)(b)(c)	2,774,188	2,801,929
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 4.0494% 2/28/25 (a)(b)(c)	7,501,594	7,491,317
3 month U.S. LIBOR + 2.500% 4.2994% 9/20/26 (a)(b)(c)	2,369,063	2,367,594
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 2/1/24 (a)(b)(c)	16,554,747	16,611,695
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 9/8/24 (a)(b)(c)	1,000,000	998,130
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 3/8/24 (a)(b)(c)	3,409,006	3,418,142
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6586% 6/10/22 (a)(b)(c)	5,791,150	5,802,037
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4949% 10/18/26 (a)(b)(c)	3,310,106	3,344,465
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 7/6/24 (a)(b)(c)	3,724,395	3,745,810
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 12/21/25 (a)(b)(c)	2,977,500	2,763,120
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.500% 12/30/27 (b)(c)(f)	750,000	721,875
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/15/24 (a)(b)(c)	4,161,986	4,078,747

TOTAL LEISURE		58,062,004

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/21/25 (a)(b)(c)	3,242,595	3,262,862
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/29/20 (a)(b)(c)	3,145,046	3,137,184
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	9,297,978	1,893,161

TOTAL METALS/MINING		8,293,207

Paper - 0.6%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5% 7/26/26 (a)(b)(c)	1,250,000	1,250,000
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0913% 12/29/23 (a)(b)(c)	4,684,379	4,639,503
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 6/29/25 (a)(b)(c)	5,381,851	5,333,629

TOTAL PAPER		11,223,132

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/7/23 (a)(b)(c)	6,573,094	6,260,872
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3125% 2/19/26 (a)(b)(c)	1,980,000	1,982,475
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.6946% 11/3/23 (a)(b)(c)	4,225,482	3,353,976
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3238% 3/13/25 (a)(b)(c)	3,325,763	3,327,858
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/17/26 (a)(b)(c)	3,000,000	3,016,890

TOTAL PUBLISHING/PRINTING		17,942,071

Railroad - 0.3%
Genesee & Wyoming, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.9061% 12/30/26 (a)(b)(c)	5,500,000	5,547,135
Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 11/14/26 (a)(b)(c)	4,500,000	4,504,455
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.2994% 8/30/26 (a)(b)(c)	2,618,438	2,508,097
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4949% 4/3/25 (a)(b)(c)	2,177,576	2,183,020
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (a)(b)(c)	3,597,813	2,900,736
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0494% 7/28/21 (a)(b)(c)	3,416,751	3,382,584
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9438% 8/2/26 (a)(b)(c)	3,999,975	4,019,255

TOTAL RESTAURANTS		19,498,147

Services - 6.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (a)(b)(c)	7,010,000	6,837,274
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (a)(b)(c)	10,747,075	10,657,552
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.55% 10/19/23 (a)(b)(c)	4,085,934	4,022,602
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/11/25 (a)(b)(c)	6,711,300	6,734,387
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 12/9/26 (b)(c)(f)	1,375,000	1,381,449
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2353% 6/21/24 (a)(b)(c)	5,960,956	5,938,602
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 11/7/23 (a)(b)(c)	1,706,523	1,718,264
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8% 2/7/26 (a)(b)(c)	2,109,063	2,117,414
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.25% 12/12/24 (a)(b)(c)	2,465,000	2,360,238
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/21/26 (a)(b)(c)	2,000,000	2,015,000
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 0% 12/13/26 (a)(b)(c)	2,835,000	2,835,000
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6591% 8/1/26 (a)(b)(c)	2,743,125	2,759,584
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 3/29/25 (a)(b)(c)	2,268,714	2,275,657
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 9/24/26 (a)(b)(c)	1,496,250	1,503,731
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9086% 7/30/26 (a)(b)(c)	4,355,646	4,382,869
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (a)(b)(c)	6,860,000	6,568,450
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 9/13/26 (a)(b)(c)	3,097,238	3,116,595
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (a)(b)(c)	1,000,000	998,130
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (a)(b)(c)	6,964,946	6,980,896
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/27/25 (a)(b)(c)	14,801,331	14,770,544
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.25% 11/25/26 (a)(b)(c)	3,625,000	3,653,710
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2398% 1/3/27 (a)(b)(c)	3,050,706	3,016,386
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2509% 11/14/22 (a)(b)(c)	7,834,868	7,757,930
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 8/29/25 (a)(b)(c)	3,622,625	3,437,618
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8% 3/23/24 (a)(b)(c)	1,862,609	1,667,556
The ServiceMaster Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5625% 10/31/26 (a)(b)(c)	2,000,000	2,006,260
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3% 9/26/24 (a)(b)(c)	1,500,627	1,219,259
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 5/15/23 (a)(b)(c)	96,132	90,845
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.0494% 5/14/22 (a)(b)(c)	5,182,959	5,066,342
3 month U.S. LIBOR + 3.250% 5.0494% 5/14/22 (a)(b)(c)	890,837	870,793
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 5/14/23 (a)(b)(c)	548,868	518,680
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (a)(b)(c)	2,992,500	2,936,391

TOTAL SERVICES		122,216,008

Steel - 0.2%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4% 7/31/26 (a)(b)(c)	1,625,000	1,635,839
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0351% 6/14/21 (a)(b)(c)	2,168,436	2,170,691

TOTAL STEEL		3,806,530

Super Retail - 4.7%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.692% 7/2/22 (a)(b)(c)	5,334,794	4,363,221
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 9/25/24 (a)(b)(c)	52,316,353	52,120,156
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4905% 2/3/24 (a)(b)(c)	10,056,725	10,117,267
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.74% 11/17/24 (a)(b)(c)	3,280,575	3,290,844
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (a)(b)(c)(d)	160,588	160,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.92% 6/30/23 (a)(b)(c)(d)	115,457	115,457
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 8/19/23 (a)(b)(c)	3,659,159	3,642,144
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.3% 8/19/22 (a)(b)(c)	4,334,659	4,016,105
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1771% 1/26/23 (a)(b)(c)	3,477,632	2,947,293
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/8/24 (a)(b)(c)	2,208,816	2,222,224
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(d)(g)	2,858,872	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6911% 4/16/26 (a)(b)(c)	4,975,000	4,883,609
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.1911% 9/12/24 (a)(b)(c)	995,000	978,214
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/31/25 (a)(b)(c)	4,270,802	4,193,928

TOTAL SUPER RETAIL		93,051,050

Technology - 15.2%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6771% 8/10/25 (a)(b)(c)	5,757,125	4,891,484
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 4/23/26 (a)(b)(c)	1,985,000	1,972,594
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 2/28/25 (a)(b)(c)	2,377,650	2,390,537
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 10/2/25 (a)(b)(c)	8,815,786	8,706,999
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3486% 9/5/25 (a)(b)(c)	1,970,038	1,955,262
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 4/19/25 (a)(b)(c)	1,772,506	1,726,722
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4% 11/15/25 (a)(b)(c)	4,032,465	4,047,587
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/31/26 (a)(b)(c)	1,880,000	1,890,340
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 4/30/25 (a)(b)(c)	4,930,038	4,956,759
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 4/4/26 (a)(b)(c)	9,695,700	9,747,184
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/23/25 (a)(b)(c)	3,018,281	3,029,600
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (a)(b)(c)	980,000	982,450
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/29/24 (a)(b)(c)	2,945,031	2,936,196
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 4/2/26 (a)(b)(c)	1,990,000	1,999,950
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 10/16/26 (a)(b)(c)	7,000,000	7,015,750
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8% 9/19/25 (a)(b)(c)	4,375,000	4,401,819
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/1/25 (a)(b)(c)	1,552,998	1,545,233
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 2/1/26 (a)(b)(c)(d)	600,000	576,000
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 8/23/25 (a)(b)(c)	2,108,778	2,119,976
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4086% 8/14/25 (a)(b)(c)	826,365	775,237
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6686% 2/9/23 (a)(b)(c)	5,995,527	5,914,587
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 7/22/26 (a)(b)(c)	2,493,750	2,505,446
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 6/1/22 (a)(b)(c)	5,095,587	5,118,518
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0494% 3/8/26 (a)(b)(c)	545,000	526,835
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 3/8/25 (a)(b)(c)	3,467,200	3,430,378
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.4446% 12/2/24 (a)(b)(c)	1,550,819	1,545,981
3 month U.S. LIBOR + 7.500% 9.5886% 12/1/25 (a)(b)(c)	1,000,000	960,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/1/25 (a)(b)(c)	14,484,023	14,607,137
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 2/15/24 (a)(b)(c)	4,607,071	4,630,106
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 7/7/25 (a)(b)(c)	685,000	692,706
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2994% 7/1/24 (a)(b)(c)	2,766,262	2,778,378
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 9/24/26 (a)(b)(c)	3,970,050	3,984,938
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 2/1/22 (a)(b)(c)	1,909,746	1,917,252
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (a)(b)(c)	8,490,000	8,645,622
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (a)(b)(c)	6,789,338	6,819,482
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.97% 1/20/24 (a)(b)(c)	7,173,923	7,164,956
3 month U.S. LIBOR + 9.000% 10.72% 1/20/25 (a)(b)(c)	2,270,000	2,227,438
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 11/20/21 (a)(b)(c)	2,544,549	2,557,271
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.2994% 6/21/24 (a)(b)(c)	16,066,080	16,072,828
3 month U.S. LIBOR + 2.500% 4.2994% 6/21/24 (a)(b)(c)	2,563,256	2,564,332
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5548% 9/29/24 (a)(b)(c)	9,313,058	9,347,982
3 month U.S. LIBOR + 8.500% 10.3048% 9/29/25 (a)(b)(c)	1,607,727	1,614,174
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 9/15/24 (a)(b)(c)	1,194,722	1,196,048
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.71% 9/4/26 (a)(b)(c)	415,000	408,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 9/4/25 (a)(b)(c)	1,614,646	1,609,802
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/19/26 (a)(b)(c)	2,618,438	2,635,143
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.24% 4/26/24 (a)(b)(c)	1,492,500	1,501,828
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/30/26 (a)(b)(c)	2,862,825	2,872,673
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9023% 11/3/23 (a)(b)(c)	2,144,501	2,078,086
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 5/31/25 (a)(b)(c)	3,714,480	3,689,258
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/14/26 (a)(b)(c)	374,063	375,465
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8935% 8/1/25 (a)(b)(c)	3,460,050	3,435,172
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 3/3/23 (a)(b)(c)	5,285,366	5,290,334
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.1946% 9/30/22 (a)(b)(c)	5,345,047	5,354,615
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	5,376,819	5,411,446
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	3,728,014	3,752,022
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	8,209,928	8,260,419
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1946% 9/30/23 (a)(b)(c)	1,227,513	1,237,640
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8458% 3/9/23 (a)(b)(c)	5,643,797	5,245,684
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5494% 5/1/24 (a)(b)(c)	7,777,673	7,818,195
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1911% 9/28/24 (a)(b)(c)	7,271,671	7,298,940
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7449% 4/4/25 (a)(b)(c)	6,988,042	6,968,056
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 5/4/26 (a)(b)(c)	6,344,100	6,380,769
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3228% 1/27/23 (a)(b)(c)	3,329,156	3,198,653
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 8/27/25 (a)(b)(c)	7,174,985	7,216,816
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 7/2/25 (a)(b)(c)	9,900,000	9,773,973
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0494% 7/2/26 (a)(b)(c)	3,500,000	3,453,345
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1971% 3/1/26 (a)(b)(c)	8,388,776	8,413,943
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4949% 10/11/26 (a)(b)(c)	1,829,523	1,755,208
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4949% 10/11/25 (a)(b)(c)	4,511,461	4,504,784
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/17/26 (a)(b)(c)	3,637,878	3,657,595
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 9/26/26 (a)(b)(c)	3,000,000	3,012,510

TOTAL TECHNOLOGY		301,101,223

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4898% 7/15/25 (a)(b)(c)	5,380,901	5,359,377
3 month U.S. LIBOR + 2.750% 4.5146% 1/31/26 (a)(b)(c)	3,430,000	3,406,436
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.5723% 12/11/26 (a)(b)(c)	4,375,000	4,392,763
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.06% 12/22/23 (a)(b)(c)	2,918,025	2,933,841
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.55% 6/15/24 (a)(b)(c)	19,039,632	19,105,700
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.55% 5/31/25 (a)(b)(c)	4,432,500	3,689,657
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	28,495,000	28,520,361
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	4,000,000	4,027,840
Tranche B-5, term loan 6.625% 1/2/24 (c)	6,205,000	6,270,401
Iridium Satellite LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5494% 11/4/26 (a)(b)(c)	3,480,000	3,521,342
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/1/27 (a)(b)(c)	4,108,653	4,121,513
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 2/10/24 (a)(b)(c)	2,917,500	2,611,163
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/1/24 (a)(b)(c)	8,429,222	8,454,509
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 2/2/26 (a)(b)(c)	9,402,667	9,454,099
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0351% 4/15/26 (a)(b)(c)	2,985,000	3,001,806
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.55% 4/11/25 (a)(b)(c)	4,432,500	4,445,443
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.2994% 11/1/24 (a)(b)(c)	4,015,620	2,958,187
3 month U.S. LIBOR + 8.250% 10.0494% 11/1/25 (a)(b)(c)	7,055,000	3,195,915
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 7/31/25 (a)(b)(c)	7,191,228	7,129,815
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.4273% 1/31/26 (a)(b)(c)	1,011,413	1,011,413
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.7398% 8/14/26 (a)(b)(c)	5,940,000	5,944,930
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.75% 2/2/24 (a)(b)(c)	3,960,000	3,940,200
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 2/3/24 (a)(b)(c)	739,248	732,041
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3% 2/26/21 (a)(b)(c)	3,000,000	2,995,320

TOTAL TELECOMMUNICATIONS		141,224,072

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1677% 6/15/23 (a)(b)(c)	1,304,644	1,230,710
Transportation Ex Air/Rail - 0.2%
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8985% 9/11/24 (a)(b)(c)	670,000	659,950
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8% 6/22/22 (a)(b)(c)	3,694,749	3,694,749

TOTAL TRANSPORTATION EX AIR/RAIL		4,354,699

Utilities - 3.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/1/25 (a)(b)(c)	12,995,790	13,074,934
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4411% 10/18/26 (a)(b)(c)	2,625,000	2,645,790
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.91% 11/28/24 (a)(b)(c)	3,030,293	2,984,839
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5712% 11/1/26 (a)(b)(c)	2,000,000	1,980,000
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (a)(b)(c)	3,961,808	3,654,767
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/28/25 (a)(b)(c)	3,090,897	3,123,753
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.7994% 2/15/24 (a)(b)(c)	3,335,687	2,920,827
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.95% 12/3/25 (a)(b)(c)(d)	1,833,368	1,815,034
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (a)(b)(c)	7,648,465	6,749,770
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 7/24/26 (a)(b)(c)	3,891,118	3,909,289
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 8/13/26 (a)(b)(c)	1,492,500	1,499,963
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 11/30/23 (a)(b)(c)	6,520,468	6,498,364
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.5374% 12/31/25 (a)(b)(c)	11,669,400	11,732,998

TOTAL UTILITIES		62,590,328

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,815,448,128)		1,786,966,803

Nonconvertible Bonds - 3.4%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	4,000,000	4,330,440
Broadcasting - 0.0%
iHeartCommunications, Inc.:
6.375% 5/1/26	142,478	154,589
8.375% 5/1/27	258,242	285,357

TOTAL BROADCASTING		439,946

Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (h)	1,000,000	1,042,500
Containers - 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.5009% 7/15/21 (a)(b)(h)	5,780,000	5,787,225
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,143,319

TOTAL CONTAINERS		6,930,544

Energy - 0.8%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	1,000,000	1,152,390
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(h)	4,895,000	4,855,574
6.875% 6/15/25 (h)	1,000,000	955,000
Denbury Resources, Inc.:
9% 5/15/21 (h)	730,000	706,275
9.25% 3/31/22 (h)	1,455,000	1,371,338
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	1,015,000
8.5% 10/30/25 (h)	1,905,000	2,021,681
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	1,435,000	1,026,025
Tervita Escrow Corp. 7.625% 12/1/21 (h)	670,000	674,188
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	1,208,400

TOTAL ENERGY		14,985,871

Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,500,000	1,616,250
Scientific Games Corp. 5% 10/15/25 (h)	3,060,000	3,205,350
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	2,167,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,363,583

TOTAL GAMING		8,352,683

Healthcare - 0.3%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,559,375
5.125% 5/1/25	1,000,000	1,030,000
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	2,515,000	2,628,175

TOTAL HEALTHCARE		6,217,550

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
4.25% 12/1/26 (h)	345,000	355,350
4.625% 12/1/29 (h)	200,000	209,000

TOTAL HOMEBUILDERS/REAL ESTATE		564,350

Leisure - 0.1%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	2,000,000	2,043,125
Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	1,100,000	1,146,750
6% 3/1/26 (h)	1,100,000	1,170,125

TOTAL PAPER		2,316,875

Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	490,000	460,600
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	2,150,000	2,203,750

TOTAL SERVICES		2,664,350

Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	1,250,000	1,268,750
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	3,030,000	3,117,534
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,731,781
SSL Robotics LLC 9.75% 12/31/23 (h)	1,200,000	1,305,000

TOTAL TECHNOLOGY		7,154,315

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,327,125
SFR Group SA 7.375% 5/1/26 (h)	3,010,000	3,231,656

TOTAL TELECOMMUNICATIONS		6,558,781

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,430,619
TOTAL NONCONVERTIBLE BONDS
(Cost $65,326,631)		67,300,699
	Shares	Value

Common Stocks - 0.4%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (i)	3,724	32,957
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	59,243	169,435
iHeartMedia, Inc. (i)	25,194	425,779

TOTAL BROADCASTING		595,214

Energy - 0.2%
Expro Holdings U.S., Inc. (d)(i)	240,349	3,004,363
Expro Holdings U.S., Inc. (d)(h)(i)	88,205	1,102,563

TOTAL ENERGY		4,106,926

Publishing/Printing - 0.0%
Cenveo Corp. (d)(i)	4,167	121,510
Super Retail - 0.0%
David's Bridal, Inc.(d)(i)	5,338	667
David's Bridal, Inc. rights(d)(i)	1,346	168

TOTAL SUPER RETAIL		835

Utilities - 0.2%
TexGen Power LLC (d)	85,051	3,293,175
TOTAL COMMON STOCKS
(Cost $12,293,526)		8,150,617

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (d)(i)
(Cost $45,406)	45,954	45,954

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.58% (j)
(Cost $125,597,630)	125,578,670	125,603,786
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,018,711,321)		1,988,067,859
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,036,228)
NET ASSETS - 100%		$1,980,031,631

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual oroptional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Level 3 security

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,025,196 and $1,027,933, respectively.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,760,951 or 3.2% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$596,343
Total	$596,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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